Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Trade and Other Payables - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payables	€ 12,880	€ 10,012
Sales tax liabilities	3,457	1,583
Accrued expenses	2,670	1,898
Trade payables due to related parties	2,300	1,821
Other payables non-financial	685	384
Other payables financial	198	153
Total	€ 22,191	€ 15,852